Financial Risk Management - Additional Information (Details) $ in Millions	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 20, 2018	Aug. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	$ 7,073	$ 5,608	$ 5,562
2018 SCL Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum leverage ratio		4.0	4.0	4.0
Leverage ratio at period end		1.8	1.9
US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings		$ 5,461	$ 5,427
HK$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings		17	0
MOP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings		130	135
Interest rate risk [member] | US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure						$ 9
Interest rate risk [member] | HK$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure						10
Interest rate risk [member] | MOP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure						3
Currency risk [member] | US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		49	40			$ 15
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings		5,500	5,500
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		303	308
Long-term borrowings [member] | Level 2 of fair value hierarchy [member] | Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of long-term borrowings		5,530	5,520
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		5,500	5,500		$ 5,500
Interest rate swap contract [member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		34	88
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap, at fair value	$ 73	$ 82	$ 56